Subsequent events (Details)	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2025	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares	Jun. 30, 2024 shares
Subsequent events [Line Items]
Reverse stock split	5,000 – 1	1 for 5,000
Preferred stock authorized		16,000,000	16,000,000	16,000,000
Preferred stock, par value (in Dollars per share) | $ / shares		$ 0.001	$ 0.001
Common stock issued		0.4272632
Stock options purchase shares
Exercise price per share (in Dollars per share) | $ / shares		$ 0.41
Preferred stock, issued		3,076	3,076
Converted shares		86
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		6,008,589
Warrants price per share (in Dollars per share) | $ / shares		$ 0.01
Subscription shares		999
Warrant [Member]
Subsequent events [Line Items]
Received from exercise of warrants (in Dollars) | $		$ 6,008
2025 Equity Incentive Plan [Member]
Subsequent events [Line Items]
Common stock issued		2,800,000
Vyome Holdings, Inc. [Member]
Subsequent events [Line Items]
Common stock issued		506,264
Stock options purchase shares		800,361
ReShape Lifesciences, Inc [Member]
Subsequent events [Line Items]
Stock options purchase shares		825,448
Series D-1 [Member]
Subsequent events [Line Items]
Preferred stock authorized		23,658
Preferred stock, par value (in Dollars per share) | $ / shares		$ 8.874
Series D-2 [Member]
Subsequent events [Line Items]
Preferred stock authorized		315,256
Preferred stock, par value (in Dollars per share) | $ / shares		$ 5.886
Series Seed-1 [Member]
Subsequent events [Line Items]
Preferred stock authorized		900,000
Preferred stock, par value (in Dollars per share) | $ / shares		$ 0.936
Common Stock [Member]
Subsequent events [Line Items]
Common stock issued		376,256
Stock options purchase shares		2,705,779
Exercise price per share (in Dollars per share) | $ / shares		$ 0.41
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares		57,122
Converted shares		534,850
Securities purchase agreement (in Dollars) | $		$ 6,500,000
Common Stock [Member] | Vyome Holdings, Inc. [Member]
Subsequent events [Line Items]
Common stock issued		1,322,081
Stock options purchase shares		89,671
Series D1 Preferred Stock [Member]
Subsequent events [Line Items]
Preferred stock, issued		23,658
Series D2 Preferred Stock [Member]
Subsequent events [Line Items]
Preferred stock, issued		315,256
Series-1 Preferred Stock [Member]
Subsequent events [Line Items]
Preferred stock, issued		900,000